REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about revenue and other income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Royalty revenue	$ 1,478	$ 1,439
Option and other property income	4,700	1,978
Interest income	937	1,667
Dividend Income	84	0
Revenue and other income	$ 7,199	$ 5,084